Issued Capital - Schedule of Movements in Issued Shares (Details) - Ordinary Shares [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movements in Issued Shares [Line Items]
Beginning of the year, No. of shares	5,245,115,318	2,439,897,618	2,406,874,578
Beginning of the year	$ 223,152,985	$ 213,971,323	$ 213,787,061
Movement during the year, No. of shares	3,882,255,368	2,805,217,700	33,023,040
Movement during the year	$ 39,796,477	$ 9,181,662	$ 184,262
End of the year, No. of shares	9,127,370,686	5,245,115,318	2,439,897,618
End of the year	$ 262,949,462	$ 223,152,985	$ 213,971,323